DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS [Abstract]
Schedule of Subsidiaries
Name of subsidiary	Place of incorporation	Date of incorporation/ acquisition	Percentage of ownership
Spreadtrum Communications (Shanghai) Co., Ltd. ("Spreadtrum Shanghai")	The People's Republic of China (the "PRC")	July 18, 2001	100%
Spreadtrum Communications USA Inc. (formerly known as Quorum System Inc.) ("Spreadtrum USA")	US	January 15, 2008	100%
Spreadtrum Communications (Tianjin) Co., Ltd. ("Spreadtrum Tianjin")	PRC	December 9, 2010	100%
Spreadtrum Communications (Chongqing) Co., Ltd. ("Spreadtrum Chongqing")	PRC	December 31, 2010	100%
Telegent Systems, Inc. ("Telegent")	Cayman Islands	August 2, 2011	100%
MobilePeak Holdings, Ltd. ("MobilePeak")	Cayman Islands	September 30, 2011	100%
MobilePeak Systems, Inc. ("MobilePeak USA")	US	September 30, 2011	Wholly-owned subsidiary of MobilePeak
Shanghai MobilePeak Semiconductor Co., Ltd ("MobilePeak Shanghai")	PRC	September 30, 2011	Wholly-owned subsidiary of MobilePeak
Chengdu Chuanyue Co., Ltd ("Chengdu Chuanyue")	PRC	June 30, 2012	89.2%
Beijing Spreadtrum Hi-Tech Communications Technology Co., Ltd ("Spreadtrum Beijing", a VIE before April 2012 and a 100% owned subsidiary thereafter)	PRC	March 30, 2005	100%

Schedule of Variable Interest Entity's Financial Information
	December 31,
	2011	2012
Total assets	$1,267,325	N/A

Total liabilities	$299,648	N/A

	Year ended December 31,
	2010	2011	Three-month period ended March 31, 2012
Revenue *	$1,372,675	$1,412,581	$193,842

Net income	$48,101	$62,514	$15,681

* All of Spreadtrum Beijing's revenue during the years presented was derived from Spreadtrum Shanghai, another subsidiary of the Company, and was eliminated in full upon consolidation.